Going Concern (Details Narrative) - USD ($)	12 Months Ended		121 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
LOSS FROM OPERATIONS	$ (1,910,888)	$ (937,795)	$ 24,337,973
Net loss	1,942,580	$ 3,037,466
Working capital deficit	$ 740,698		$ 740,698